INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss before provision for income taxes	$ (84,726)	$ (74,202)	$ (53,414)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (21,182)	$ (18,551)	$ (13,354)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	158	300	217
Tax effect of tax losses not recognized	0	0	10
Tax effect of other permanent differences	1,681	330	360
Changes in valuation allowance	22,200	9,276	2,748
Effect of preferential tax rates granted to PRC entities	642	14,404	7,912
Effect of income tax rate difference in other jurisdictions	984	662	595
Income tax expenses/ (benefits)	$ 4,483	$ 6,421	$ (1,512)
Effective tax rates	(5.30%)	(8.70%)	2.80%